SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Information
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sale of products nor provisions of services between the operating segments.

As of December 31, 2023 and June 30, 2024, after the disposal of PSTT in July 2023, the Group only operates in one operating segment: exploration and mining, which consists of the exploration for lead, silver, lithium and other metals. The segment results for the six months ended June 30, 2023 were retroactively restated to exclude discontinued operations (Note 3). Segment performance is evaluated based on reportable segment profit / (loss), which is a measure of adjusted profit / (loss) before tax from continuing operations. The segment analysis below is provided for the Group's continuing operations and does not include any amount from a discontinued operation, namely the wastewater treatment (see Note 3 for information on discontinued operations).

For the six months ended June 30, 2023, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	(1)	(3)
Depreciation of right of use assets	—	(354)	(354)
Other income	500	—	500
Fair value loss on financial instruments	—	(86)	(86)
Finance costs	(1)	(43)	(44)
Finance income	—	3	3
Loss for the period from continuing operations	(73)	(4,433)	(4,506)

For the six months ended June 30, 2024, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Depreciation of right of use assets	—	(356)	(356)
Fair value gain on financial instruments	—	3,862	3,862
Finance costs	(1)	(29)	(30)
Finance income	2	40	42
Loss for the period from continuing operations	(548)	426	(122)

	Exploration and mining	Corporate activities	Total
	US$	US$	US$

Other items
Depreciation of property, plant and equipment	—	—	—
Depreciation of right of use assets	—	(49)	(49)
Fair value loss on financial instruments	—	531	531
Finance costs	—	(4)	(4)
Finance income	—	6	6
Loss for the period from continuing operations	(75)	58	(17)

The reconciliation of segment assets to total assets is as follows:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$

Segment assets:
Exploration and mining	252,133	258,295	35,542
Corporate activities	1,674	5,864	807
Total assets	253,807	264,159	36,349

The reconciliation of segment liabilities to total liabilities is as follows:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$

Segment liabilities:
Exploration and mining	159,285	154,240	21,224
Corporate activities	18,527	13,598	1,871
Total liabilities	177,812	167,838	23,095

The reconciliation from loss for the period from continuing operations to net loss is as follows:

	June 30,
	2023	2024	2024
	CNY	CNY	US$

Loss for the period from continuing operations	(4,506)	(122)	(17)
Loss for the period from discontinued operations	(4,955)	—	—
Net loss (including non-controlling interests)	(9,461)	(122)	(17)